Note 8 - Stock-based Compensation	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.	Stock-based compensation:

(a)	Stock options

Under the Company’s stock option plan, options, rights and other entitlements may
be granted to directors, officers, employees and consultants of the Company to purchase up to a maximum of
17.5%
of the total number of outstanding common shares, estimated at
5.3
million options, rights and other entitlements as at
March 31, 2018.
Options are granted at the fair market value of the common shares on the closing trading price of the Company’s stock on the day prior to the grant if the grant is made during the trading day or the closing trading price on the day of grant if the grant is issued after markets have closed. Options vest at various rates (immediate to four
years) and have a term of
10
years.

Stock option transactions for the
three
months ended
March
31,
2018,
are summarized as follows:

Option numbers are in (000’s)
		Three months ended March 31, 2018	Weighted average
	Options	Weighted average exercise price	remaining contractual life( years)

Outstanding, beginning of period	2,344	$3.46
Granted	2,059	2.96
Outstanding, end of the period	4,403	3.18	8.5
Exercisable, end of the period	2,453	3.63	7.8

As of
March 31, 2018,
there was
$2.36
million of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over an estimated weighted-average period of
1.84
years.

The following table presents the weighted average assumptions that were used in the Black-Scholes option pricing model to determine the fair value of stock options granted during the period, and the resultant weighted average fair values:

	Three months ended March 31, 2018	Three months ended March 31, 2017

Risk-free interest rate	2.39%	1.1%
Expected dividend yield	-	-
Expected volatility	93.9%	101.3%
Expected life of options (in years)	5	5
Grant date fair value	$2.14	$0.85

The Company uses historical data to estimate the expected dividend yield and expected volatility of its common shares in determining the fair value of stock options. The expected life of the options represents the estimated length of time the options are expected to remain outstanding.

Stock options granted by the Company during the
three
months ended
March 31, 2018,
vest
50%
after
one
year and
16.67%
on each of the next
three
anniversaries, except for
91,000
options which vest
50%
after
one
year and
25%
on each of the next
two
anniversaries and
850,000
options which vested immediately on the grant date.

Stock options granted by the Company during the
three
months ended
March 31, 2017,
consist of
480,000
options that vest
50%
after
one
year and
16.67%
on each of the next
three
anniversaries, and
85,000
options that vest
50%
after
one
year and
25%
on each of the next
two
anniversaries.

(b)	Restricted share units

The Company has a stock incentive plan (SIP) pursuant to which the Board may
grant stock-based awards comprised of restricted stock units or dividend equivalents to employees, officers, consultants, independent contractors, advisors and non-employee directors of the Company. Each restricted unit is automatically redeemed for one
common share of the Company upon vesting.

The following table presents the activity under the SIP plan for the three
-month periods ended
March 31, 2018
and
March 31, 2017,
and the units outstanding.

	Three months ended, March 31, 2018		Three months ended, March 31, 2017
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Outstanding, beginning of period	-	$-	-	$-
Granted	-	-	150	1.14
Redeemed	-	-	-	-
Outstanding, end of period	-	$-	-	$-

On
March 28, 2017
the Company granted
150,000
restricted share units (RSUs) with a vesting term of
three
months.

The grant date fair value of the
March 28, 2017
RSUs was determined as the closing value of the common shares of the Company on the Toronto Stock Exchange on the date prior to the date of grant.

The Company recorded share-based payment expense related to stock options and RSUs as follows:

	Three months ended March 31, 2018	Three months ended March 31, 2017

Research and development	$367	$51
General and administrative	1,861	10
Total	$2,228	$61